Subsequent Events (Details) - USD ($)								3 Months Ended	12 Months Ended
	Apr. 01, 2024	Mar. 26, 2024	Mar. 06, 2024	Feb. 13, 2024	Jan. 26, 2024	Jan. 02, 2024	Mar. 26, 2023	Mar. 31, 2024	Dec. 31, 2023	Apr. 04, 2024	Mar. 07, 2024	Feb. 14, 2024	Nov. 08, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
Financing arrangement borrowings											$ 518,750
Payments to increase financing arrangement											$ 90,229
Purchased shares (in Shares)								50,000,000	50,000,000
Non-refundable fee									$ 1,250,000
Consulting agreement									$ 500,000
Issued shares (in Shares)									1,865,875
Warrant to purchase (in Shares)								28,540	959,610
Restricted shares									$ 151,695.6
Common stock per share (in Dollars per share)									$ 0.0813
Purchase agreement amount							$ 250,000
Conversion price (in Dollars per share)								$ 0.03
Refinancing Loan Payable [Member]
Subsequent Events [Line Items]
Effective interest rate											49.00%
Original Issue Discount [Member]
Subsequent Events [Line Items]
Percentage of conversion price							20.00%
Conversion price							$ 1,000,000
Valley Veterinary Service Inc [Member]
Subsequent Events [Line Items]
Restricted shares issue									$ 1,390,000
Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Original issued discount, percentage							30.00%
Conversion price (in Dollars per share)							$ 0.03
Face value original issue discount, percentage							20.00%
Securities Purchase Agreement [Member] | Original Issue Discount [Member]
Subsequent Events [Line Items]
Percentage of conversion price							50.00%
Securities Purchase Agreement [Member] | Forty-Fifth Day [Member]
Subsequent Events [Line Items]
Original issued discount, percentage							15.00%
Securities Purchase Agreement [Member] | Ninetieth Day [Member]
Subsequent Events [Line Items]
Original issued discount, percentage							20.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Financing arrangement borrowings										$ 400,000
Payments to increase financing arrangement										$ 21,600
Gross proceeds		$ 400,000			$ 5,000,000	$ 200,000
Offering and sale (in Shares)					26,581,605
Offering price (in Dollars per share)					$ 0.188
Agent fees				$ 4,000,000
Issued shares (in Shares)												1,214,293
Warrant to purchase (in Shares)												1,654,889
Company agreement payments	$ 24,983
Subsequent Event [Member] | New Loan Payable [Member]
Subsequent Events [Line Items]
Effective interest rate										51.00%
Subsequent Event [Member] | General Release [Member]
Subsequent Events [Line Items]
Common stock per share (in Dollars per share)			$ 0.0813
Subsequent Event [Member] | Valley Veterinary Service Inc [Member] | General Release [Member]
Subsequent Events [Line Items]
Restricted shares issue			$ 5,000
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Purchased shares (in Shares)														1,000,000
Common stock per share (in Dollars per share)														$ 1,000
Series A Preferred Stock [Member] | Subsequent Event [Member] | Valley Veterinary Service Inc [Member]
Subsequent Events [Line Items]
Purchased shares (in Shares)						20,000
Class A Common Stock
Subsequent Events [Line Items]
Issued shares (in Shares)													1
Class A Common Stock | Subsequent Event [Member] | Valley Veterinary Service Inc [Member]
Subsequent Events [Line Items]
issuance of shares			$ 61,501